SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment, Net) (Details)	12 Months Ended
Dec. 31, 2014
Computers and Peripheral Equipment [Member]
Property and equipment, net:
Years	3 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property and equipment, net:
Years	7 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property and equipment, net:
Years	10 years